UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Fundamental InvestorsSM
Investment portfolio

September 30, 2011
unaudited

Common stocks — 95.08%	Shares	Value (000)

INFORMATION TECHNOLOGY — 15.51%
Apple Inc.1	2,013,800	$767,620
Microsoft Corp.	25,920,000	645,149
Google Inc., Class A1	1,032,000	530,840
Texas Instruments Inc.	19,270,300	513,554
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	25,234,400	288,429
Taiwan Semiconductor Manufacturing Co. Ltd.2	55,025,000	124,673
Oracle Corp.	13,657,950	392,529
Samsung Electronics Co. Ltd.2	556,500	389,836
Maxim Integrated Products, Inc.	12,687,000	295,988
EMC Corp.1	13,788,400	289,419
Avago Technologies Ltd.	8,280,000	271,336
Intuit Inc.1	5,330,000	252,855
Corning Inc.	12,790,000	158,084
Amphenol Corp.	3,750,000	152,888
FLIR Systems, Inc.	6,050,000	151,553
Yahoo! Inc.1	10,656,200	140,236
Fidelity National Information Services, Inc.	5,583,600	135,793
First Solar, Inc.1	2,109,800	133,360
Visa Inc., Class A	1,520,269	130,317
Analog Devices, Inc.	4,000,000	125,000
Microchip Technology Inc.	4,000,000	124,440
Xilinx, Inc.	4,500,000	123,480
TE Connectivity Ltd.	3,845,000	108,198
ASML Holding NV (New York registered)	1,240,000	42,830
ASML Holding NV2	1,219,568	42,378
Rackspace Hosting, Inc.1	2,200,000	75,108
Infineon Technologies AG2	9,425,000	69,410
Automatic Data Processing, Inc.	1,460,000	68,839
Lender Processing Services, Inc.	3,807,500	52,125
Linear Technology Corp.	1,860,000	51,429
Arm Holdings PLC2	3,135,000	26,832
Mail.ru Group Ltd. (GDR)1,2	140,000	4,055
		6,678,583

CONSUMER DISCRETIONARY — 12.56%
Home Depot, Inc.	33,878,000	1,113,570
Amazon.com, Inc.1	2,620,000	566,523
Starbucks Corp.	11,000,000	410,190
Walt Disney Co.	11,000,000	331,760
Virgin Media Inc.	13,385,000	325,925
Time Warner Inc.	10,775,000	322,927
Comcast Corp., Class A	13,465,000	281,419
Industria de Diseño Textil, SA2	2,320,000	198,680
McDonald’s Corp.	2,220,000	194,960
Macy’s, Inc.	5,700,000	150,024
Intercontinental Hotels Group PLC2	9,110,000	147,888
Expedia, Inc.	4,735,000	121,926
Shaw Communications Inc., Class B, nonvoting	6,000,000	121,200
Chipotle Mexican Grill, Inc.1	379,832	115,070
Johnson Controls, Inc.	4,100,000	108,117
SES SA, Class A (FDR)2	4,000,000	97,127
DIRECTV, Class A1	2,250,000	95,062
Marriott International, Inc., Class A	3,352,545	91,323
Hyundai Mobis Co., Ltd.2	313,000	88,893
BorgWarner Inc.1	1,400,000	84,742
General Motors Co.1	4,000,000	80,720
Daimler AG2	1,650,000	73,086
Lowe’s Companies, Inc.	3,430,000	66,336
Ctrip.com International, Ltd. (ADR)1	2,030,000	65,285
Penn National Gaming, Inc.1	1,763,000	58,690
Focus Media Holding Ltd. (ADR)1	3,400,000	57,086
CarMax, Inc.1	875,000	20,869
McGraw-Hill Companies, Inc.	400,000	16,400
Liberty Media Corp., Class A1	65,000	4,131
		5,409,929

INDUSTRIALS — 12.54%
Union Pacific Corp.	8,735,000	713,387
Lockheed Martin Corp.	6,558,200	476,388
Parker Hannifin Corp.	5,850,000	369,310
Schneider Electric SA2	6,628,764	356,883
General Electric Co.	22,500,000	342,900
Deere & Co.	4,315,000	278,619
CSX Corp.	12,825,000	239,443
European Aeronautic Defence and Space Co. EADS NV2	8,000,000	224,444
Boeing Co.	3,200,000	193,632
Siemens AG2	2,120,000	191,525
Fastenal Co.	5,000,000	166,400
Aggreko PLC2	6,456,717	163,065
Northrop Grumman Corp.	2,846,243	148,460
Joy Global Inc.	2,238,638	139,646
Precision Castparts Corp.	800,000	124,368
Honeywell International Inc.	2,800,000	122,948
Dun & Bradstreet Corp.	2,000,000	122,520
Vallourec SA2	2,027,010	116,181
Cummins Inc.	1,310,000	106,975
Waste Management, Inc.	3,248,300	105,765
Rockwell Automation	1,800,000	100,800
MTU Aero Engines Holding AG2	1,475,220	92,488
Ingersoll-Rand PLC	3,160,800	88,787
Stericycle, Inc.1	1,000,000	80,720
Caterpillar Inc.	1,000,000	73,840
Navistar International Corp.1	2,000,000	64,240
General Dynamics Corp.	1,000,000	56,890
Grafton Group PLC, units2,3	15,037,000	53,527
United Technologies Corp.	750,000	52,770
PACCAR Inc	1,000,000	33,820
Bombardier Inc., Class B	745,000	2,609
		5,403,350

ENERGY — 11.96%
Suncor Energy Inc.	28,723,361	733,502
Royal Dutch Shell PLC, Class B (ADR)	5,562,700	345,166
Royal Dutch Shell PLC, Class A (ADR)	3,630,000	223,318
ConocoPhillips	5,500,000	348,260
Occidental Petroleum Corp.	4,784,244	342,073
Chevron Corp.	3,547,763	328,239
FMC Technologies, Inc.1	8,200,000	308,320
Baker Hughes Inc.	5,165,000	238,416
Crescent Point Energy Corp.	5,454,200	205,333
Subsea 7 SA1,2	10,340,000	196,581
Concho Resources Inc.1	2,365,000	168,246
Schlumberger Ltd.	2,800,000	167,244
Denbury Resources Inc.1	14,000,000	161,000
Hess Corp.	3,000,000	157,380
Tenaris SA (ADR)	6,020,360	153,218
Cenovus Energy Inc.	4,400,000	135,498
Imperial Oil Ltd.	3,608,739	129,624
CONSOL Energy Inc.	3,700,000	125,541
Murphy Oil Corp.	2,740,000	120,998
Talisman Energy Inc.	9,750,000	119,632
Technip SA2	1,225,000	98,034
Oceaneering International, Inc.	2,449,764	86,575
TOTAL SA2	1,850,000	81,568
Noble Energy, Inc.	1,100,000	77,880
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	1,960,000	44,002
Apache Corp.	460,300	36,934
INPEX CORP.2	1,500	9,244
Kinder Morgan, Inc.	350,000	9,062
		5,150,888

HEALTH CARE — 10.73%
Merck & Co., Inc.	38,926,664	1,273,291
Bristol-Myers Squibb Co.	28,300,000	888,054
Baxter International Inc.	10,275,000	576,839
Roche Holding AG2	3,000,000	482,645
Pfizer Inc	15,468,936	273,491
Cardinal Health, Inc.	5,425,000	227,199
Quest Diagnostics Inc.	3,500,000	172,760
AstraZeneca PLC (United Kingdom)2	2,500,000	110,692
Gilead Sciences, Inc.1	2,800,000	108,640
Vertex Pharmaceuticals Inc.1	2,045,000	91,084
Hospira, Inc.1	2,404,143	88,954
Laboratory Corporation of America Holdings1	1,100,000	86,955
Regeneron Pharmaceuticals, Inc.1	1,490,000	86,718
Aetna Inc.	1,935,000	70,337
Johnson & Johnson	1,065,000	67,851
UnitedHealth Group Inc.	210,000	9,685
Intuitive Surgical, Inc.1	15,000	5,464
Dendreon Corp.1	230,000	2,070
		4,622,729

FINANCIALS — 9.55%
American Express Co.	9,770,000	438,673
Wells Fargo & Co.	15,195,200	366,508
Citigroup Inc.	12,621,000	323,350
ACE Ltd.	5,300,000	321,180
Moody’s Corp.	7,660,000	233,247
Marsh & McLennan Companies, Inc.	8,620,000	228,775
Digital Realty Trust, Inc.	3,435,000	189,475
Goldman Sachs Group, Inc.	1,930,000	182,481
SunTrust Banks, Inc.	8,250,000	148,087
Weyerhaeuser Co.	9,254,731	143,911
Aon Corp.	3,360,000	141,053
PNC Financial Services Group, Inc.	2,600,000	125,294
Bank of America Corp.	20,000,000	122,400
XL Group PLC	6,000,000	112,800
AMP Ltd.2	26,993,082	101,327
New York Community Bancorp, Inc.	8,190,000	97,461
U.S. Bancorp	3,957,000	93,148
United Overseas Bank Ltd.2	6,889,135	88,674
Industrial and Commercial Bank of China Ltd., Class H2	175,769,000	84,962
Travelers Companies, Inc.	1,500,000	73,095
CNO Financial Group, Inc.1	11,900,000	64,379
JPMorgan Chase & Co.	2,104,000	63,372
Jefferies Group, Inc.	5,000,000	62,050
ICICI Bank Ltd.2	3,260,000	57,329
ICICI Bank Ltd. (ADR)	105,000	3,646
Cincinnati Financial Corp.	1,704,255	44,873
HCP, Inc.	1,249,600	43,811
CapitalSource Inc.	6,860,954	42,126
Canadian Western Bank	1,500,000	36,759
Berkshire Hathaway Inc., Class A1	250	26,700
QBE Insurance Group Ltd.2	2,185,000	26,809
Synovus Financial Corp.	17,400,000	18,618
Hospitality Properties Trust	223,018	4,735
HDFC Bank Ltd. (ADR)	150,000	4,373
		4,115,481

MATERIALS — 7.58%
Dow Chemical Co.	24,107,900	541,464
Syngenta AG2	1,710,000	442,991
Potash Corp. of Saskatchewan Inc.	8,000,000	345,760
Praxair, Inc.	2,305,000	215,471
E.I. du Pont de Nemours and Co.	5,000,000	199,850
FMC Corp.	2,699,000	186,663
Rio Tinto PLC2	3,850,000	170,035
Cliffs Natural Resources Inc.	3,260,000	166,814
Newmont Mining Corp.	2,500,000	157,250
LyondellBasell Industries NV, Class A	5,920,000	144,626
Alcoa Inc.	14,000,000	133,980
Ecolab Inc.	2,500,000	122,225
CRH PLC2	6,454,299	99,549
MeadWestvaco Corp.	3,350,000	82,276
Sigma-Aldrich Corp.	980,000	60,554
Mosaic Co.	1,000,000	48,970
Nucor Corp.	1,500,000	47,460
HudBay Minerals Inc.	5,000,000	46,617
Steel Dynamics, Inc.	4,248,000	42,140
Holcim Ltd2	160,000	8,459
		3,263,154

CONSUMER STAPLES — 6.65%
Philip Morris International Inc.	8,250,000	514,635
Altria Group, Inc.	16,035,100	429,901
Costco Wholesale Corp.	3,930,000	322,732
CVS/Caremark Corp.	7,705,000	258,734
Kellogg Co.	3,500,000	186,165
H.J. Heinz Co.	3,500,000	176,680
British American Tobacco PLC2	3,640,000	154,281
Unilever NV, depository receipts2	4,290,000	135,881
Kraft Foods Inc., Class A	3,790,000	127,268
Diageo PLC2	6,500,000	123,667
Coca-Cola Amatil Ltd.2	10,725,000	122,713
Tingyi (Cayman Islands) Holding Corp.2	39,105,000	95,846
Procter & Gamble Co.	1,255,100	79,297
PepsiCo, Inc.	1,050,000	64,995
C&C Group PLC2	8,948,312	33,737
Avon Products, Inc.	1,600,000	31,360
Pernod Ricard SA2	100,000	7,841
		2,865,733

TELECOMMUNICATION SERVICES — 4.03%
Verizon Communications Inc.	22,130,000	814,384
AT&T Inc.	11,000,000	313,720
Koninklijke KPN NV2	16,220,000	213,529
Vivendi SA2	7,000,000	142,923
SOFTBANK CORP.2	4,800,000	140,510
American Tower Corp., Class A1	1,000,000	53,800
Portugal Telecom, SGPS, SA2	5,145,144	37,517
América Móvil, SAB de CV, Series L (ADR)	450,000	9,936
France Télécom SA2	450,000	7,379
		1,733,698

UTILITIES — 3.14%
PG&E Corp.	5,380,000	227,628
Edison International	5,250,000	200,813
American Water Works Co., Inc.	5,700,000	172,026
National Grid PLC2	13,615,000	134,994
NV Energy, Inc.	7,000,000	102,970
Dominion Resources, Inc.	2,000,000	101,540
Exelon Corp.	2,370,200	100,994
PPL Corp.	2,912,201	83,114
Duke Energy Corp.	3,500,000	69,965
NextEra Energy, Inc.	1,050,000	56,721
GDF SUEZ2	1,600,000	47,797
Xcel Energy Inc.	1,500,000	37,035
SUEZ Environnement Co.2	1,354,459	18,878
		1,354,475

MISCELLANEOUS — 0.83%
Other common stocks in initial period of acquisition		356,514

Total common stocks (cost: $38,116,880,000)		40,954,534

	Principal amount
Convertible securities — 0.04%	(000)

INDUSTRIALS — 0.04%
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$12,275	15,405

Total convertible securities (cost: $12,275,000)		15,405

	Principal amount	Value
Bonds & notes — 0.01%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS4 — 0.01%
ChaseFlex Trust, Series 2007-2, Class A-1, 0.53% 20375	$7,957	$5,216

Total bonds & notes (cost: $5,820,000)		5,216

Short-term securities — 4.67%

Freddie Mac 0.08%–0.199% due 10/4/2011–6/1/2012	548,175	548,027
Fannie Mae 0.12%–0.21% due 10/3/2011–5/14/2012	440,471	440,399
Federal Home Loan Bank 0.09%–0.16% due 11/18/2011–5/15/2012	190,790	190,731
Jupiter Securitization Co., LLC 0.14%–0.18% due 10/3–11/7/20116	152,000	151,983
Falcon Asset Securitization Co., LLC 0.12%–0.15% due 10/13–10/17/20116	36,100	36,098
Hewlett-Packard Co. 0.14%–0.15% due 10/12–10/21/20116	125,500	125,492
U.S. Treasury Bills 0.147%–0.258% due 11/17/2011–5/3/2012	91,800	91,785
Abbott Laboratories 0.09%–0.10% due 10/11–11/8/20116	76,900	76,895
General Electric Capital Services, Inc. 0.17% due 10/17/2011	75,000	74,994
Federal Farm Credit Banks 0.14%–0.19% due 2/6–3/8/2012	75,000	74,984
Coca-Cola Co. 0.09%–0.12% due 10/28–11/16/20116	43,600	43,596
Procter & Gamble Co. 0.04%–0.17% due 10/31/2011–1/6/20126	40,800	40,790
eBay Inc. 0.09% due 12/1/20116	28,100	28,086
Straight-A Funding LLC 0.16% due 10/7/20116	25,000	24,998
John Deere Credit Ltd. 0.05%–0.09% due 10/13–10/21/20116	21,300	21,300
Becton, Dickinson and Co. 0.08% due 10/31/2011	20,000	19,999
Private Export Funding Corp. 0.11% due 10/31/20116	9,600	9,599
Wal-Mart Stores, Inc. 0.07% due 11/28/20116	6,600	6,599
Merck & Co. Inc. 0.08% due 11/1/20116	5,900	5,900

Total short-term securities (cost: $2,011,805,000)		2,012,255

Total investment securities (cost: $40,146,780,000)		42,987,410
Other assets less liabilities		85,327

Net assets		$43,072,737

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $6,002,296,000, which represented 13.94% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Coupon rate may change periodically.
6Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $571,336,000, which represented 1.33% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2011 (000)

Grafton Group PLC, units	15,037,000	—	—	15,037,000	$1,520	$53,527
Strayer Education, Inc.*	760,000	—	760,000	—	760	—
					$2,280	$53,527
*Unaffiliated issuer at 9/30/2011.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total

Common stocks:
Information technology	$6,021,399	$657,184	*	$—	$6,678,583
Consumer discretionary	4,804,255	605,674	*	—	5,409,929
Industrials	4,205,237	1,198,113	*	—	5,403,350
Energy	4,765,461	385,427	*	—	5,150,888
Health care	4,029,392	593,337	*	—	4,622,729
Financials	3,756,380	359,101	*	—	4,115,481
Materials	2,542,120	721,034	*	—	3,263,154
Consumer staples	2,191,767	673,966	*	—	2,865,733
Telecommunication services	1,191,840	541,858	*	—	1,733,698
Utilities	1,152,806	201,669	*	—	1,354,475
Miscellaneous	291,581	64,933	*	—	356,514
Convertible securities	—	15,405		—	15,405
Bonds & notes	—	5,216		—	5,216
Short-term securities	—	2,012,255		—	2,012,255
Total	$34,952,238	$8,035,172		$—	$42,987,410

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $6,002,296,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,110,621
Gross unrealized depreciation on investment securities	(4,281,211)
Net unrealized appreciation on investment securities	2,829,410
Cost of investment securities for federal income tax purposes	40,158,000

Key to abbreviations

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-910-1111O-S29411

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: November 28, 2011

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: November 28, 2011